SIGNIFICANT ACCOUNTING POLICIES (Details 2) - Stock Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual life	6 years	6 years	6 years
Dividend yield	0.00%	0.00%	0.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected exercise factor	$ 2.8	$ 2.8	$ 2.5
Expected volatility (weighted average)	34.20%	42.40%	44.10%
Risk-free interest rate	2.10%	1.70%	1.80%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected exercise factor	$ 2	$ 2	$ 1.5
Expected volatility (weighted average)	28.90%	34.90%	43.00%
Risk-free interest rate	1.80%	1.30%	1.60%